ACCRUED INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 6 - ACCRUED INTEREST

The Company’s accrued interest consisted of the following:

	March 31, 2018	December 31, 2017
Accrued Interest
Power Up Lending Group	$2,756	$665
Note payable related party	35,365	32,597
Total Accrued Interest	$38,121	$33,262

The Company’s accrued interest consisted of the following:

	December 31, 2017	December 31, 2016
Accrued Interest
Power Up Lending Group	$665	$-0-
Note payable related party	32,597	20,905
Total Accrued Interest	$33,262	$20,905